UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	99

Form 13F Information Table Value Total:	$147,882	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$1,473
53,300
Sole
None
53,300
ALLTEL CORP COM
020039103
$685
12,334
Sole
None
12,334
AMERICAN EXPRESS CO COM
025816109
$815
19,890
Sole
None
19,890
AMERICAN INTL GROUP COM
026874107
$866
12,009
Sole
None
12,009
AMERIPATH INC COM
03071D109
$4,840
180,600
Sole
None
180,600
AT&T CORP COM
001957505
$1,227
78,167
Sole
None
78,167
BAKER HUGHES INC COM
057224107
$1,410
36,850
Sole
None
36,850
BANKAMERICA CORP NEW COM
060505104
$577
8,483
Sole
None
8,483
BIG LOTS INC COM
089302103
$2,175
154,800
Sole
None
154,800
BJS WHOLESALE CLUB INC COM
05548J106
$1,451
32,450
Sole
None
32,450
BRIGHT HORIZON FAMILY COM
109195107
$2,287
77,600
Sole
None
77,600
BRINKER INTL INC COM
109641100
$2,970
91,645
Sole
None
91,645
BRISTOL MYERS SQUIBB COM
110122108
$239
5,900
Sole
None
5,900
BRITISH PETE PLC AMERN SH
055622104
$836
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,263
57,836
Sole
None
57,836
CANADIAN NATL RY CO COM
136375102
$1,324
26,500
Sole
None
26,500
CARDINAL HEALTH
14149Y108
$783
11,050
Sole
None
11,050
CATERPILLAR INC DEL COM
149123101
$1,549
27,250
Sole
None
27,250
CENDANT CORP COM
151313103
$2,737
142,540
Sole
None
142,540
CENTEX CORP COM
152312104
$935
18,000
Sole
None
18,000
CENTURYTEL INC COM
156700106
$1,273
37,450
Sole
None
37,450
CHART INDS INC COM
16115Q100
$473
225,350
Sole
None
225,350
CHEVRONTEXACO CORP COM
166764100
$540
5,982
Sole
None
5,982
CISCO SYS INC COM
17275R102
$1,397
82,545
Sole
None
82,545
CITIGROUP INC COM
172967101
$221
4,465
Sole
None
4,465
COMPUWARE
205638109
$1,046
81,000
Sole
None
81,000
CROSSMANN CMNTYS INC COM
22764E109
$1,698
37,550
Sole
None
37,550
DELPHI AUTOMOTIVE SYS CORP
COM
247126105
$383
23,924
Sole
None
23,924
DISNEY WALT CO COM
254687106
$1,543
66,850
Sole
None
66,850
DOW CHEM CO COM
260543103
$205
6,264
Sole
None
6,264
DUKE REALTY INVT INC COM
NEW
264411505
$1,388
53,400
Sole
None
53,400
EASTMAN KODAK CO COM
277461109
$1,024
32,865
Sole
None
32,865
EEX CORP COM
26842V207
$21
10,333
Sole
None
10,333
EOG RES INC COM
26875P101
$1,957
48,240
Sole
None
48,240
EXXON CORP COM
30231G102
$785
17,908
Sole
None
17,908
FIRST ESSEX BANCORP
320103104
$1,651
54,250
Sole
None
54,250
FIRSTMERIT CORP COM
337915102
$2,906
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,395
34,200
Sole
None
34,200
FRANKLIN RES INC COM
354613101
$748
17,850
Sole
None
17,850
GATX CORP COM
361448103
$1,293
40,650
Sole
None
40,650
GENCORP INC COM
368682100
$1,531
97,374
Sole
None
97,374
GENERAL MTRS CORP CL H
NEW
370442832
$294
17,844
Sole
None
17,844
GENERAL MTRS CORP COM
370442105
$879
14,543
Sole
None
14,543
HALLIBURTON CO COM
406216101
$500
29,310
Sole
None
29,310
HARTFORD FINL SVCS COM
416515104
$722
10,600
Sole
None
10,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,719
61,683
Sole
None
61,683
HEWLETT-PACKARD
428236103
$1,585
88,374
Sole
None
88,374
HILFIGER TOMMY CORP ORD
G8915Z102
$1,566
109,100
Sole
None
109,100
HORACE MANN EDUCTR CP
COM
440327104
$1,749
77,694
Sole
None
77,694
HUFFY CORP COM
444356109
$265
38,900
Sole
None
38,900
INTEL CORP COM
458140100
$2,988
98,243
Sole
None
98,243
INTERNATIONAL BUS MACH
COM
459200101
$295
2,835
Sole
None
2,835
INTL PAPER CO COM
460146103
$326
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,626
25,800
Sole
None
25,800
J P MORGAN CHASE & CO COM
46625H100
$956
26,816
Sole
None
26,816
KENNAMETAL INC COM
489170100
$2,329
57,600
Sole
None
57,600
KIMBERLY CLARK CORP COM
494368103
$440
6,800
Sole
None
6,800
LEHMAN BROS HLDGS INC COM
524908100
$3,070
47,490
Sole
None
47,490
LOEWS CORP COM
540424108
$1,274
21,744
Sole
None
21,744
MASSEY ENERGY CORP COM
576206106
$556
32,900
Sole
None
32,900
MERCK & CO INC COM
589331107
$3,093
53,724
Sole
None
53,724
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$441
7,687
Sole
None
7,687
MOTOROLA
620076109
$1,737
122,345
Sole
None
122,345
NATIONAL CITY CORP COM
635405103
$508
16,500
Sole
None
16,500
NATIONAL SEMICONDUCTOR
COM
637640103
$3,317
98,450
Sole
None
98,450
NATIONWIDE FINL SVCS CL A
638612101
$1,819
42,500
Sole
None
42,500
NORDSON CORP COM
655663102
$1,905
63,200
Sole
None
63,200
NORDSTROM INC
655664100
$2,676
109,240
Sole
None
109,240
OHIO SVGS FINL CORP COM
677502106
$821
237
Sole
None
237
OMNICARE INC COM
681904108
$1,269
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,720
134,380
Sole
None
134,380
OWENS & MINOR INC NEW COM
690732102
$2,754
140,204
Sole
None
140,204
PFIZER INC COM
717081103
$375
9,440
Sole
None
9,440
POLYONE CORP COM
73179p106
$509
41,750
Sole
None
41,750
PROGRESSIVE CORP OHIO COM
743315103
$6,856
41,148
Sole
None
41,148
QUALITY DINING INC COM
74756P105
$219
64,600
Sole
None
64,600
READERS DIGEST ASSN INC
COMMON
755267101
$1,496
66,750
Sole
None
66,750
SANMINA SCI CORP COM
800907107
$1,061
90,266
Sole
None
90,266
SBC COMMUNICATIONS INC
COM
78387G103
$1,766
47,175
Sole
None
47,175
SCHLUMBERGER LTD COM
806857108
$3,156
53,650
Sole
None
53,650
SCOTTS CO CL A
810186106
$2,411
52,670
Sole
None
52,670
SCUDDER NEW ASIA FD COM
811183102
$518
53,950
Sole
None
53,950
SIMON PPTY GROUP NEW COM
828806109
$1,306
40,012
Sole
None
40,012
ST PAUL CO
792860108
$2,029
44,250
Sole
None
44,250
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$3,060
81,364
Sole
None
81,364
STERIS CORP COM
859152100
$3,309
158,652
Sole
None
158,652
TENET HEALTHCARE CORP COM
88033G100
$1,222
18,240
Sole
None
18,240
TERADYNE INC COM
880770102
$2,202
55,850
Sole
None
55,850
TETRA TECH INC NEW COM
88162G103
$1,350
94,485
Sole
None
94,485
TJX COS INC NEW COM
872540109
$444
11,100
Sole
None
11,100
TRANSOCEAN SEDCO FOREX
INC
g90078109
$2,423
72,917
Sole
None
72,917
TRW INC COM
872649108
$1,817
35,304
Sole
None
35,304
UBS AG ORD
H8920M855
$639
12,841
Sole
None
12,841
VERIZON COMMUNICATIONS
COM
92343V104
$1,546
33,528
Sole
None
33,528
WACHOVIA CORP 2ND NEW
COM
929903102
$2,943
79,381
Sole
None
79,381
WAL-MART STORES
931142103
$331
5,400
Sole
None
5,400
WEBSENSE INC COM
947684106
$932
37,050
Sole
None
37,050
WILD OATS MARKETS INC COM
96808B107
$2,067
244,559
Sole
None
244,559
WORLDCOM INC COM
98157D106
$776
115,171
Sole
None
115,171









$147,882